EARNINGS PER ORDINARY SHARE	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
EARNINGS PER ORDINARY SHARE

6 Earnings per ordinary share

Accounting policy

Earnings per share

Basic earnings per share is calculated by dividing the profit attributable to equity holders by the weighted average number of ordinary shares in issue during the year, excluding shares held by the Company in the Employees’ Share Trust or as treasury shares.

Diluted earnings per share

Diluted earnings per share is calculated by adjusting the basic earnings per share for the effect of conversion to ordinary shares associated with dilutive potential ordinary shares, which comprise share options and awards granted to employees.

Adjusted earnings per share

Adjusted earnings per share (or adjusted basic earnings per share) is a trend measure which presents the long-term profitability of the Group excluding the impact of specific transactions that management considers affects the Group’s short-term profitability. The Group presents this measure to assist investors in their understanding of trends. Adjusted attributable profit is the numerator used for this measure. The Group has identified the following items as those to be excluded when arriving at adjusted attributable profit: acquisition and disposal-related items including amortisation and impairment of acquisition intangible assets; significant restructuring programmes; significant gains and losses arising from legal disputes and other significant items (including UK tax litigation) and taxation thereon. Adjusted diluted earnings per share is calculated by adjusting the adjusted basic earnings per share for the effect of conversion to ordinary shares associated with dilutive potential ordinary shares, which comprise share options and awards granted to employees.

Group financial statements continued

Notes to the Group accounts continued

6 Earnings per ordinary share continued

The calculations of the basic, diluted and adjusted earnings per ordinary share are based on the following attributable profit and numbers of shares:

	2023	2022	2021
	$ million	$ million	$ million
Earnings
Attributable profit for the year	263	223	524
Adjusted attributable profit (see below)	722	713	710

Attributable profit is reconciled to adjusted attributable profit as follows:

		2023	2022	2021
	Notes	$ million	$ million	$ million
Attributable profit for the year		263	223	524
Acquisition and disposal-related items[1]		78	162	(73)
Restructuring and rationalisation costs[2]	3	223	168	113
Amortisation and impairment of acquisition intangibles[3]	9	207	205	172
Legal and other[4]		64	82	59
Taxation on excluded items	5	(113)	(127)	(85)
Adjusted attributable profit		722	713	710

1

Acquisition and disposal-related items includes a $60m charge within operating profit (2022: $4m charge, 2021: $7m charge) and a $18m charge within share of result of associates (2022: $158m charge, 2021: $5m credit) and a $nil gain on disposal of interest in associate (2022: $nil, 2021: $75m gain). See details in Note 11.

2	Restructuring and rationalisation costs include a $220m charge within operating profit (2022: $167m, 2021: $113m) and a $3m charge within share of result of associates (2022: $1m, 2021: $nil).
3

In 2023, amortisation and impairment of acquisition intangibles includes a $207m charge within operating profit (2022: $205m charge within operating profit, 2021: $172m charge within operating profit).

4

Legal and other in 2023 includes $58m charge (2022: $75m charge, 2021: $51m charge) within operating profit (refer to Note 2.6) and a $6m charge (2022: $7m charge, 2021: $8m charge) within other finance costs for unwinding of the discount on the provision for known, anticipated and settled metal-on-metal hip claims globally.

The numerators used for basic and diluted earnings per ordinary share are the same. The denominators used for all categories of earnings per ordinary share are as follows:

	2023	2022	2021
Number of shares (millions)
Basic weighted number of shares	871	872	877
Dilutive impact of share incentive schemes outstanding	2	1	1
Diluted weighted average number of shares	873	873	878

Earnings per ordinary share
Basic	30.2¢	25.5¢	59.8¢
Diluted	30.1¢	25.5¢	59.7¢
Adjusted:
Basic	82.8¢	81.8¢	80.9¢
Diluted	82.7¢	81.6¢	80.8¢